Segments Segments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Information about reportable segments:

	For The Three Months Ended March 31,
	Wetpaint		Choose Digital		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	228	707	161	222	98	—	487	929
Inter-segment revenues (1)	—	—	66	350	—	—	66	350

Net loss, net of income taxes (2)	(839)	(1,987)	(401)	(1,005)	(1,201)	—	(2,441)	(2,992)

	For The Nine Months Ended March 31,
	Wetpaint (Revised)		Choose Digital (Revised)		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	1,274	2,788	576	676	424	—	2,274	3,464
Inter-segment revenues (1)	—	—	1,285	448	—	—	1,285	448

Net loss, net of income taxes (2)	(25,919)	(7,074)	(5,548)	(3,922)	(2,708)	—	(34,175)	(10,996)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.
(3) Assets and liabilities are not presented as they are reviewed at the consolidated level by management and not accounted for by segment.

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

In thousands of U.S. dollars	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Net loss for reportable segments, net of income taxes	(2,441)	(2,992)	(34,175)	(10,996)
Other net gain (loss)	157	(176)	(140)	(629)
	(2,284)	(3,168)	(34,315)	(11,625)

Stock compensation related to corporate financing activities (1)	(2,517)	(5,437)	(11,017)	(16,976)
Corporate expenses allocated to discontinued operations (2)	(124)	(894)	(1,915)	(3,021)
Interest expense (3)	(1,083)	(935)	(2,866)	(1,415)
Consolidated net loss from continuing operations, net of income taxes	(6,008)	(10,434)	(50,113)	(33,037)

Notes:
(1) Stock compensation expense related to RSUs, options and warrants issues in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.

Information about reportable segments:

	For The Year Ended June 30,
	Wetpaint		Choose Digital		Total
In thousands of U.S. dollars	2015	2014	2015	2014	2015	2014
External revenues	$3,454	$1,259	848	22	4,302	1,281
Inter-segment revenues (1)		—	855	—	855	—

Net loss, net of income taxes (2)	$(8,747)	$(6,151)	(6,744)	(395)	(15,491)	(6,546)

Notes:
(1) In September 2014, the Choose Digital business began providing digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Revenues attributable to reportable segments	$5,157	$1,281
Licensing revenues related to SFX licensing agreement	507	159
Other revenues	10	711
Revenues per Consolidated Statements of Operations	$5,674	$2,151

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Net loss for reportable segments, net of income taxes	$(15,491)	$(6,546)
Other (loss) gain, net	(659)	1,087
	(16,150)	(5,459)

Stock compensation related to corporate financing activities (1)	(21,141)	(27,069)
Corporate (expenses) income, net allocated to discontinued operations (2)	(3,262)	(5,847)
Interest expense (3)	(2,050)	(2,805)
Loss (gain) on contingent consideration (4)	(2,222)	2,064
Corporate financing expenses	(702)	—
Consolidated net loss from continuing operations, net of tax	$(45,527)	$(39,116)
Notes:
(1) Stock compensation expense related to RSUs, options and warrants issued in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.
(4) Additional contingent consideration loss (gain) related to Choose Digital (see Note 6, Acquisitions).

Total assets for reportable segments:

	June 30,
	Wetpaint		Choose Digital		Total
In thousands of U.S. dollars	2015	2014	2015	2014	2015	2014
Total assets for reportable segments	$35,272	$37,786	10,587	15,052	45,859	52,838

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Total assets for reportable segments	$45,859	$52,838
Other assets	8,723	9,108
Total consolidated assets, net of current and non-current assets of discontinued operations	$54,582	$61,946